Business Combinations and Acquisition of Non-controlling Interests - Additional Information (Details) R$ in Thousands															1 Months Ended				12 Months Ended
	Feb. 25, 2021	Nov. 27, 2020 BRL (R$)	Nov. 11, 2020 BRL (R$)	Sep. 21, 2020 BRL (R$)	Aug. 28, 2020 BRL (R$)	Jul. 06, 2020 BRL (R$)	Mar. 04, 2020 BRL (R$)	Nov. 15, 2019 BRL (R$)	Oct. 29, 2019 BRL (R$)	Oct. 25, 2019 BRL (R$)	Oct. 14, 2019 BRL (R$)	Sep. 20, 2019 BRL (R$)	Apr. 29, 2019 BRL (R$) installment	Jul. 02, 2018 BRL (R$)	Dec. 31, 2019 BRL (R$)	May 31, 2019 BRL (R$)	Jan. 31, 2017 BRL (R$)	Dec. 31, 2016	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$) installment	Nov. 26, 2020 BRL (R$)	Nov. 01, 2019 BRL (R$)	Sep. 29, 2019 BRL (R$)	May 07, 2019 BRL (R$)	Jun. 30, 2018 BRL (R$)	Apr. 30, 2015 BRL (R$)
Business combinations and acquisition of non-controlling interests
Repayment term (in years)																				5 years
Goodwill															R$ 916,767					R$ 916,767			R$ 1,394,351
Nominal value per share | $ / shares																						$ 0.00005
Transaction costs																			R$ 6,510
Equity interest held by noncontrolling shareholders (as a percent)																			43.94%
Estimated interest rate (as percent)																			13.15%
WPensar S.A.
Business combinations and acquisition of non-controlling interests
Cash consideration																							14,345
Carrying Amount Of The Investment Previously Held Interest In Step Acquisition																							2,729
Goodwill recorded on acquisition																							18,994
Equity interest acquired (as a percent)				75.00%																									25.00%
Aggregate consideration																							23,908						R$ 5,000
Capital contribution																													4,777
Initial recognition of asymmetrical put and call options																													R$ 223
Retained payments																							3,586
Fair value of previously held interest in a step acquisition																							5,977
Gain (loss) in step acquisition																			R$ 3,248
Transaction costs																			R$ 115
Studos Software Ltda.
Business combinations and acquisition of non-controlling interests
Cash consideration																							8,298
Escrow account deposit period																			2 years
Goodwill recorded on acquisition																							R$ 13,371
Number of Equal Annual Installment | installment																							2
Equity interest acquired (as a percent)				100.00%
Aggregate consideration																							R$ 19,533
Retained payments																							11,235
Studos Software Ltda. | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs																			R$ 275
Geekie
Business combinations and acquisition of non-controlling interests
Cash consideration																	R$ 8,000
Carrying Amount Of The Investment Previously Held Interest In Step Acquisition		R$ 71,812
Goodwill recorded on acquisition																							R$ 162,552
Capital contribution				R$ 4,500											R$ 4,282					R$ 4,282
Cash consideration paid to selling shareholders on acquisition date																	4,000
Equity interest acquired (as a percent)			1.64%	1.76%		4.62%	10.51%	1.17%		18.44%	1.92%	0.96%		1.51%	7.00%			6.54%		7.00%
Aggregate consideration		191,979				R$ 5,782	R$ 12,676			R$ 21,892					R$ 5,761					R$ 5,761
Capital contribution		4,000	R$ 4,500					R$ 2,000			R$ 2,500	R$ 1,218		R$ 2,000			4,000							R$ 4,500
Fair value of previously held interest in a step acquisition		68,257
Gain (loss) in step acquisition		3,555
Transaction costs																			762
Number of times of acquiree's EBIDTA considered for calculation of option price																		10
Consideration paid to selling shareholder																	R$ 4,000
Threshold cash and cash equivalents																												R$ 5,000
Capital to be subscribed if the cash and cash equivalents of the acquiree is less than the threshold amount																												R$ 2,000
Equity interest held (as a percent)			56.06%	54.43%		52.67%	48.04%	30.53%		29.36%	10.92%	9.01%		8.05%	37.53%
Forward contract of controlling interest at acquisition		R$ 115,222
Escola da Inteligencia Cursos Educacionais Ltda.
Business combinations and acquisition of non-controlling interests
Cash consideration					R$ 200,000
Goodwill recorded on acquisition					R$ 282,667
Equity interest acquired (as a percent)					60.00%
Aggregate consideration					R$ 558,985
Equity interest to be acquired (as a percent)					100.00%
Remaining equity interest to be acquired (as a percent)					40.00%
Estimated value of remaining equity interest to be acquired					R$ 271,101
Price adjustment					R$ 4,620
Escola da Inteligencia Cursos Educacionais Ltda. | Forecast
Business combinations and acquisition of non-controlling interests
Consideration payable																					R$ 83,264
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Business combinations and acquisition of non-controlling interests
Cash consideration													R$ 16,095													R$ 260
Deferred payment													R$ 1,930
Escrow account deposit period													2 years
Goodwill recorded on acquisition													R$ 13,069
Number of Equal Annual Installment | installment													2
Contingent liabilities, annual payment amount													R$ 965
Equity interest acquired (as a percent)													100.00%
Aggregate consideration													R$ 18,285
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs																				649
Nave a Vela Ltda. ("Nave")
Business combinations and acquisition of non-controlling interests
Ownership interest held	100.00%								37.80%							13.20%
Remaining interest held by non-controlling shareholders																100.00%
Cash consideration									R$ 21,098
Deferred payment									R$ 29,728
Escrow account deposit period									2 years
Consideration Regarding Previously Held Interest In Step Acquisition									R$ 7,368
Carrying Amount Of The Investment Previously Held Interest In Step Acquisition									3,660
Gain In Step Acquisition									3,708
Goodwill recorded on acquisition									R$ 37,557
Equity interest acquired (as a percent)									51.00%
Aggregate consideration									R$ 58,194							R$ 4,200
Transaction costs																			R$ 467
Sistema Positivo de Ensino ("Positivo")
Business combinations and acquisition of non-controlling interests
Reduction Of Amount Of Transaction By Restricted Values Percentage																									50.00%
Reduction Of Amount Of Transaction By Restricted Values																									R$ 71,729
Goodwill recorded on acquisition																											R$ 830,028
Aggregate consideration																									R$ 1,745,160		R$ 800,851
Transaction costs																				R$ 27,389